Business combinations (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of Business Combinations
The allocation of assets acquired and liabilities assumed in the business combinations in the period are presented below:

Fair value	Linked (i) (*)	MVarandas (ii) (*)	Vitta Group (iii) (*)	MLabs (iv) (**)	Questor (v) (**)	Sponte (vi) (**)	Creditinfo Caribbean (vii) (**)	Total

Cash and cash equivalents	596	240	2,964	9,406	4,354	1,487	9,494	28,541
Trade accounts receivable (viii)	473	8	504	944	1,664	824	2,181	6,598
Property and equipment	167	68	304	1,695	1,575	811	800	5,420
Intangible asset	2,266	—	1,295	—	1,119	9	3,669	8,358
Intangible asset - Customer relationship (ix)	—	2,987	5,252	2,750	23,649	8,784	7,285	50,707
Intangible asset - Software (ix)	—	2,775	737	—	4,437	—	—	7,949
Intangible asset - Trademarks and patents (ix)	—	—	1,973	—	—	—	—	1,973
Intangible asset - Exclusivity right (ix)	—	—	—	—	—	—	38,827	38,827
Deferred tax assets	—	—	—	—	—	—	1,531	1,531
Other assets	2,850	190	1,722	15,610	11,539	681	1,908	34,500
Total assets	6,352	6,268	14,751	30,405	48,337	12,596	65,695	184,404

Trade accounts payable	—	40	783	146	47	93	2,334	3,443
Labor and social security liabilities	202	270	1,597	980	2,822	2,069	23	7,963
Deferred tax liabilities	—	1,959	2,707	935	9,549	2,987	—	18,137
Other liabilities	526	216	280	1,475	3,482	2,173	319	8,471
Total liabilities	728	2,485	5,367	3,536	15,900	7,322	2,676	38,014

Net assets and liabilities	5,624	3,783	9,384	26,869	32,437	5,274	63,019	146,390
Consideration transferred (Note 5(c))	14,256	30,392	301,210	69,636	58,325	80,553	102,868	657,240
Goodwill (x)	8,632	26,609	291,826	42,767	25,888	75,279	39,849	510,850

(*)	Identification and measurement of assets acquired, liabilities assumed, consideration transferred and goodwill are complete.
(**)	Identification and measurement of assets acquired, liabilities assumed, consideration transferred and goodwill are preliminary.

(i)
On April 15, 2020, the Group obtained the control of Linked through a step acquisition, which started on June 18, 2018, with the acquisition of 27.06% interest for R$ 2,366 fully paid by December 2018. During 2019, the Group acquired additional 21.50% interest through capital increase of R$ 5,181 fully paid by January 2020. Finally, on April 15, 2020, another capital increase in the amount of R$ 3,800 afforded the acquisition of Linked’s control with a 58.1% interest. Linked is an unlisted company based in São Paulo, Brazil, that develops software and services for the food service market, with which the Company expects to obtain synergies in its services to clients.

(ii)
On April 30, 2020, the Group acquired a 100% interest in MVarandas. MVarandas is an unlisted company based in João Pessoa, Brazil, that develops software and services for the food service market. Through this acquisition, the Group expects to obtain synergies in servicing its clients.

(iii)
On May 29, 2020, the Group acquired a 100% interest in Vitta Tecnologia em Saúde S.A, VittaPar LLC, Vitta Corretora de Seguros LTDA and Vitta Serviços em Saúde LTDA. (all together described as “Vitta Group”) privates companies focused in health plan management, health services and insurance services, based in São Paulo, Brazil, with which the Group expects to obtain synergies in its services to clients.

(iv)
On September 1, 2020, the Group acquired a 51.5% interest in MLabs. MLabs is an unlisted company based in São Paulo, Brazil, that develops software and services for social media management. Through this acquisition, the Group expects to obtain synergies in servicing its clients. The shareholders shall approve the stock option plan of Mlabs limited to 2.912% of the total share capital of MLabs. Therefore, after the referred approval, STNE Par shall hold 50% interest in MLabs.

(v)
On October 1, 2020, the Group acquired a 50.0% interest in Questor. Questor is an unlisted company based in Santa Catarina, Brazil, that develops management software for accounting offices. Through this acquisition, the Group expects to obtain synergies in servicing its clients. The Group determined they had control based on the voting power over the main decisions of the company. The Group also holds an option to acquire an additional interest in the period from 2 to 3 years counted from the date of the initial acquisition, which will allow the Group to acquire an additional 50.0% interest in Questor.

(vi)
On November 5, 2020, the Group acquired a 90.0% interest in Sponte. Sponte is an unlisted company based in Paraná, Brazil, that develops management software for education. Through this acquisition, the Group expects to obtain synergies in servicing its clients.

(vii)
On November 5, 2020, the Group acquired a 53.05% interest in StoneCo CI Ltd, Creditinfo Jamaica Ltd, Creditinfo Guyana Inc and Creditadvice Barbados Ltd. (all together described as “Creditinfo Caribbean”), private credit bureaus companies which the main products are credit reports, credit scores, monitoring, international business reports and a suite of value-added services, based in Cayman, Jamaica, Guyana and Barbados, respectively, with which the Company expects to grow in a developing market. The Group also holds an option to acquire an additional interest in the period from 2 to 5 years counted from the date of the initial acquisition, which will allow the Group to acquire an additional 46.95% interest in Creditinfo Caribbean.

(viii)	The fair value of trade accounts receivable is R$ 6,598. The gross amount of trade accounts receivable is R$ 6,870 and it is expected that the full contractual amounts can be collected.
(ix)
The Company carried out an assessment of fair value of the assets acquired in the business combination, having determined certain assets such as customer relationship, software, trademarks and patents, and exclusivity right. Details on the methods and assumptions adopted are described on Note 5(b).

(x)
Goodwill comprises the value of expected synergies and other benefits from combining the assets and activities of the business acquired with those of the Group and is entirely allocated to the single Cash Generating Unit (“CGU”) of the Group. None of the goodwill recognized is expected to be deductible for income tax purposes.

The individual net revenue and net income from the acquisition date through each period end for all business combinations are presented below:

	Linked	Mvarandas	Vitta Group	MLabs	Questor	Sponte	Creditinfo Caribbean

Total revenue and income	900	2,869	12,247	9,230	8,506	3,876	2,675
Net Income (loss)	(4,200)	(1,070)	(1,469)	310	2,432	475	(567)

Schedule of Intangible Assets
The fair value of intangible assets identified in the business combination carried out in 2020 are detailed below, as well as whether the assessment is preliminary or final. The Company has up to 12 months after each of the acquisitions to conclude the assessment.

Customer relationship	Linked	MVarandas	Vitta Group	MLabs	Questor	Sponte	Creditinfo Caribbean

Amount	—	2,987	5,252	2,750	23,649	8,784	7,285
Method of evaluation	N/A	MEEM (*)	MEEM (*)	MEEM (*)	MEEM (*)	MEEM (*)	MEEM (*)
Estimated useful life (i)	N/A	9 years	13 - 19 years	5 years	6 years	6 years	10 years
Discount rate (ii)	N/A	14.05%	12.85%	15.57%	15.57%	15.57%	10.54%
Source of information	N/A	acquirer’s management internal projections	acquirer’s management internal projections	acquirer’s management internal projections	acquirer’s management internal projections	acquirer’s management internal projections	acquirer’s management internal projections
Assessment status	complete	complete	complete	preliminary	preliminary	preliminary	preliminary

(i)	Useful lives were estimated based on internal benchmarks.
(ii)	Discount rate used was equivalent to the weighted average cost of capital combined with the sector's risk.
(*)	Multi-Period Excess Earnings Method (“MEEM”)

Software	Linked	MVarandas	Vitta Group	MLabs	Questor	Sponte	Creditinfo Caribbean

Amount	—	2,775	737	—	4,437	—	—
Method of evaluation	N/A	replacement cost	replacement cost	N/A	replacement cost	N/A	N/A
Estimated useful life (i)	N/A	10 years	10 years	N/A	3 years	N/A	N/A
Discount rate (ii)	N/A	14.55%	13.35%	N/A	15.57%	N/A	N/A
Source of information	N/A	historical data	historical data	N/A	historical data	N/A	N/A
Assessment status	complete	complete	complete	preliminary	preliminary	preliminary	preliminary

(i)	Useful lives were estimated based on internal benchmarks.
(ii)	Discount rate used was equivalent to the weighted average cost of capital combined with the sector's risk..

Trademarks and patents	Linked	MVarandas	Vitta Group	MLabs	Questor	Sponte	Creditinfo Caribbean

Amount	—	—	1,973	—	—	—	—
Method of evaluation	N/A	N/A	royalty relief	N/A	N/A	N/A	N/A
Estimated useful life (i)	N/A	N/A	indefinite	N/A	N/A	N/A	N/A
Discount rate (ii)	N/A	N/A	13.85%	N/A	N/A	N/A	N/A
Source of information	N/A	N/A	acquirer’s management internal projections	N/A	N/A	N/A	N/A
Assessment status	complete	complete	complete	preliminary	preliminary	preliminary	preliminary

(i)	Discount rate used was equivalent to the weighted average cost of capital combined with the sector's risk.

Exclusivity right	Linked	MVarandas	Vitta Group	MLabs	Questor	Sponte	Creditinfo Caribbean

Amount	—	—	—	—	—	—	38,827
Method of evaluation	N/A	N/A	N/A	N/A	N/A	N/A	WWM (*)
Estimated useful life (i)	N/A	N/A	N/A	N/A	N/A	N/A	10 years
Discount rate (ii)	N/A	N/A	N/A	N/A	N/A	N/A	10.54%
Source of information	N/A	N/A	N/A	N/A	N/A	N/A	acquirer’s management internal projections
Assessment status	complete	complete	complete	preliminary	preliminary	preliminary	preliminary

(i)	Useful lives were estimated based on contractual terms.
(ii)	Discount rate used was equivalent to the weighted average cost of capital combined with the sector's risk.
(*)	With and Without Method (“WWM”)

Schedule of Fair Value of the Consideration Transferred
The fair value of the consideration transferred on the business combination were as follows:

	Linked	MVarandas	Vitta Group	MLabs	Questor	Sponte	Creditinfo Caribbean	Total

Cash consideration paid to the selling shareholders in 2020	3,800	18,700	40,022	37,371	46,296	56,500	73,281	275,970
Shares of the Company issued to selling shareholders (i)	—	—	34,961	—	—	—	—	34,961
Cash consideration to be paid to the selling shareholders after 2020	—	1,495	—	15,110	3,031	6,500	—	26,136
Non‑controlling interest in the acquiree (ii)	2,356	—	—	13,031	16,219	527	29,587	61,720
Fair value of previously held equity interest in the acquiree (iii)	8,100	—	—	—	—	—	—	8,100
Call option in the acquiree (iv)	—	—	—	—	(10,891)	—	—	(10,891)
Contingent consideration (v) (vi) (vii) (viii) (ix)	—	10,197	226,227	4,124	3,670	17,026	—	261,244
Total	14,256	30,392	301,210	69,636	58,325	80,553	102,868	657,240

(i)
The Company issued 203,378 ordinary shares as consideration for the 100% interest in Vitta Group. The fair value of the shares is calculated with reference to the quoted price of the shares of the Company at the date of acquisition, which was US$ 31.68 (or R$ 171.91) per share. The fair value of the consideration given was therefore R$ $34,961.

(ii)
The Group has elected to measure the non-controlling interests in the acquiree using the present ownership instruments’ proportionate share in the recognized amounts of the acquiree’s identifiable net assets.

(iii)
As a result of the step acquisition of Linked, the Group recognized a gain of approximately R$ 2,992 for the difference between the previously held 48.56% interest in Linked, at fair value, in the amount of R$ 8,184 , and its carrying amount, in the amount of R$ 5,192. The gain was included in “Other operating expenses” in the statement of profit or loss for the period ended December 31, 2020.

(iv)	The option has been evaluated in accordance with pre-determined formulas and R$ 10,891 was recorded in the consolidated statement of financial position as Derivative financial instruments.
(v)
MVarandas’ contingent consideration will be transferred to the selling shareholders after the closing of the 2022 fiscal year and are determined by the valuation of MVarandas which will be defined considering multiples of the revenue recorded in 2022 less the payment made in 2020. The contingent consideration is limited to R$ 16,300.

(vi)
Vitta Group’s contingent consideration will be transferred to the minority selling shareholders after the closing of the 2023 fiscal year and are determined by the valuation of Vitta Group, which will be defined considering multiples of the revenue recorded in 2023 less the payment made in 2020, additional investments and any other payments made by the Company to afford the subsidiaries’ operation.

(vii)
MLabs’ contingent consideration will be transferred to the selling shareholders after the closing of the 2022 fiscal year and is determined based on predetermined formulas mainly based in the amount of revenue that the acquired company will have at the end of 2022. The contingent consideration is limited to R$ 11,741.

(viii)
Questor’s contingent consideration will be transferred to the selling shareholders after the closing of the 2021 fiscal year and is determined based on predetermined formulas mainly based in the amount of revenue, number of new clients and profit margin that Questor will have at the end of 2021.

(ix)
Sponte’s contingent consideration will be transferred to the selling shareholders after the closing of the 2023 fiscal year and is determined based on predetermined formulas mainly based in the amount of revenue that Sponte will have at the end of 2023. The contingent consideration is limited to R$ 31,500.

Total Revenue and Net Income on a Pro-Forma Basis
Total revenue and income and net income for the Group are presented below on a pro-forma basis assuming the acquisitions had occurred at the beginning of the year of each acquisition:

2020

Pro-forma total revenue and income	3,388,052
Pro-forma net income	850,099